Assets held for sale (Details) (CAD) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Long Lived Assets Held-for-sale [Line Items]
Loss (gain) on disposal of assets held for sale	98	(466)	825
Assets held for sale	157,464	1,841
Heavy equipment
Long Lived Assets Held-for-sale [Line Items]
Assets held for sale	2,724	1,841
Piling assets
Long Lived Assets Held-for-sale [Line Items]
Assets held for sale	154,740
Depreciation Expense [Member]
Long Lived Assets Held-for-sale [Line Items]
Impairment of assets held for sale	3,346	8,748	141